Hawaii Municipal Fund
SUMMARY SECTION
INVESTMENT OBJECTIVE

The investment objective of the Hawaii Municipal Fund (the "Fund"), a series of Lee Financial Mutual Fund, Inc. ("Company"), is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Hawaii Municipal Fund Hawaii Municipal Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hawaii Municipal Fund Hawaii Municipal Fund Investor Class
Management Fees	0.50%
Distribution (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.05%	[1]
All Other Expenses	0.30%
Other Expenses	0.35%	[2]
Total Annual Fund Operating Expenses	1.00%	[2]
[1]	Restated to reflect the decrease in the Shareholder Servicing Fee from 0.10% to 0.05% effective October 1, 2018.
[2]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the current expenses of the Fund. The Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the annual report which does not reflect the current expenses of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Hawaii Municipal Fund | Hawaii Municipal Fund Investor Class | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal securities market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal securities that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal securities for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

PRINCIPAL RISKS

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, municipal securities prices tend to fall and when interest rates fall, municipal securities prices tend to rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions and agencies, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal securities funds.

Municipal Security Risk - Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices. A credit rating downgrade, bond default, or bankruptcy involving an issuer within the state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Municipal Sector Concentration Risk - From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund's investment performance.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Bloomberg Barclays Municipal Bond Index. Updated performance information for the Fund is available by calling (808) 988-8088 or (800) 354-9654.

During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Hawaii Municipal Fund	1 Year	5 Years	10 Years
Hawaii Municipal Fund Investor Class | After Taxes on Distributions	0.35%	3.03%	3.95%
Hawaii Municipal Fund Investor Class | After Taxes on Distributions and Sales	1.15%	2.95%	3.79%
Hawaii Municipal Fund Investor Class	0.35%	3.03%	3.95%
Bloomberg Barclays Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	1.28%	3.82%	4.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.